Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Mid Cap Value Fund

(On September 23, 2019, the Fund was renamed DWS ESG Core Equity Fund)

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 3.4%
Entertainment 0.4%
Lions Gate Entertainment Corp.	95,063	858,419
Media 3.0%
Discovery, Inc. "A"*	95,969	2,648,744
Interpublic Group of Companies, Inc.	63,887	1,270,074
News Corp. "A"	120,227	1,653,121
		5,571,939
Consumer Discretionary 8.0%
Distributors 0.8%
Genuine Parts Co.	16,528	1,492,313
Hotels, Restaurants & Leisure 2.7%
Aramark	87,277	3,566,138
Yum China Holdings, Inc.	31,583	1,434,816
		5,000,954
Household Durables 0.8%
Lennar Corp. "A"	28,009	1,428,459
Leisure Products 1.0%
Brunswick Corp.	42,090	1,961,394
Multiline Retail 0.7%
Kohl's Corp.	27,040	1,277,911
Specialty Retail 1.2%
Ross Stores, Inc.	21,725	2,303,067
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	19,799	1,500,764
Consumer Staples 5.6%
Beverages 0.9%
Molson Coors Brewing Co. "B"	32,214	1,654,511
Food & Staples Retailing 1.2%
Kroger Co.	95,318	2,257,130
Food Products 2.1%
Conagra Brands, Inc.	68,625	1,946,205
Lamb Weston Holdings, Inc.	27,542	1,938,682
		3,884,887
Household Products 1.4%
Church & Dwight Co., Inc.	33,545	2,676,220
Energy 4.0%
Energy Equipment & Services 0.4%
Patterson-UTI Energy, Inc.	83,553	722,733
Oil, Gas & Consumable Fuels 3.6%
Cabot Oil & Gas Corp.	36,208	619,881
Concho Resources, Inc.	19,524	1,428,181
Devon Energy Corp.	38,222	840,502
Marathon Oil Corp.	138,224	1,636,572
Williams Companies, Inc.	93,310	2,202,116
		6,727,252
Financials 16.7%
Banks 7.2%
Bank OZK	43,837	1,130,995
Comerica, Inc.	44,374	2,735,657
East West Bancorp., Inc.	59,947	2,465,620
Huntington Bancshares, Inc.	151,147	2,002,698
Sterling Bancorp.	116,302	2,217,879
SunTrust Banks, Inc.	48,305	2,971,240
		13,524,089
Capital Markets 1.5%
Affiliated Managers Group, Inc.	11,601	888,985
LPL Financial Holdings, Inc.	24,290	1,820,535
		2,709,520
Insurance 7.1%
American Financial Group, Inc.	18,371	1,854,920
Assurant, Inc.	30,799	3,788,277
Globe Life, Inc.*	37,398	3,338,146
Willis Towers Watson PLC	21,725	4,300,898
		13,282,241
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Blackstone Mortgage Trust, Inc. ,"A"	50,314	1,750,927
Health Care 7.1%
Health Care Equipment & Supplies 0.9%
Zimmer Biomet Holdings, Inc.	11,877	1,653,278
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	24,854	1,071,953
Centene Corp.*	40,432	1,884,940
Encompass Health Corp.	26,126	1,588,199
		4,545,092
Life Sciences Tools & Services 1.7%
IQVIA Holdings, Inc.*	20,898	3,242,325
Pharmaceuticals 2.1%
Mylan NV*	73,956	1,439,923
Perrigo Co. PLC	39,235	1,835,413
Teva Pharmaceutical Industries Ltd. (ADR)*	97,725	674,303
		3,949,639
Industrials 11.5%
Airlines 1.0%
United Airlines Holdings, Inc.*	21,725	1,831,635
Commercial Services & Supplies 0.4%
Stericycle, Inc.*	16,733	751,144
Machinery 7.0%
Crane Co.	28,689	2,187,249
Ingersoll-Rand PLC	41,632	5,041,219
Parker-Hannifin Corp.	18,226	3,021,324
Stanley Black & Decker, Inc.	21,075	2,800,025
		13,049,817
Professional Services 3.1%
Equifax, Inc.	8,439	1,235,301
ManpowerGroup, Inc.	21,466	1,754,631
Nielsen Holdings PLC	140,415	2,915,015
		5,904,947
Information Technology 10.4%
Electronic Equipment, Instruments & Components 1.3%
Dolby Laboratories, Inc. "A"	40,768	2,509,678
IT Services 5.6%
Akamai Technologies, Inc.*	34,772	3,099,228
Euronet Worldwide, Inc.*	23,104	3,538,147
Fidelity National Information Services, Inc.	27,710	3,774,656
		10,412,031
Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	36,814	4,043,282
Software 1.3%
Symantec Corp.	107,796	2,506,257
Materials 7.1%
Chemicals 1.8%
Celanese Corp.	21,386	2,424,531
The Mosaic Co.	54,559	1,003,340
		3,427,871
Containers & Packaging 3.0%
Avery Dennison Corp.	13,860	1,601,800
Ball Corp.	50,256	4,041,085
		5,642,885
Metals & Mining 2.3%
Freeport-McMoRan, Inc.	109,304	1,004,504
Steel Dynamics, Inc.	120,881	3,263,787
		4,268,291
Real Estate 14.0%
Real Estate Investment Trusts (REITs) 13.4%
Duke Realty Corp.	63,704	2,119,432
Equity Residential	55,455	4,700,366
Essex Property Trust, Inc.	10,880	3,495,309
Gaming and Leisure Properties, Inc.	78,700	3,078,744
HCP, Inc.	49,406	1,714,882
Highwoods Properties, Inc.	79,680	3,442,973
Mid-America Apartment Communities, Inc.	23,679	2,999,655
Prologis, Inc.	26,856	2,245,699
WP Carey, Inc.	15,225	1,367,205
		25,164,265
Real Estate Management & Development 0.6%
Realogy Holdings Corp. (a)	217,277	1,038,584
Utilities 11.2%
Electric Utilities 2.2%
Xcel Energy, Inc.	64,678	4,153,621
Multi-Utilities 6.6%
CenterPoint Energy, Inc.	31,210	864,205
Public Service Enterprise Group, Inc.	40,005	2,419,102
Sempra Energy	29,573	4,188,424
WEC Energy Group, Inc.	51,287	4,911,756
		12,383,487
Water Utilities 2.4%
American Water Works Co., Inc.	35,182	4,479,373
Total Common Stocks (Cost $176,610,667)		185,542,232
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.04% (b) (c) (Cost $1,069,120)	1,069,120	1,069,120
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.14% (b) (Cost $1,845,614)	1,845,614	1,845,614
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $179,525,401)	100.6	188,456,966
Other Assets and Liabilities, Net	(0.6)	(1,038,906)
Net Assets	100.0	187,418,060

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2019 are as follows:

Value ($) at 11/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.04% (b) (c)
582,900	486,220(d)	—	—	—	1,969	—	1,069,120	1,069,120
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.14% (b)
1,110,683	44,538,070	43,803,139	—	—	41,661	—	1,845,614	1,845,614
1,693,583	45,024,290	43,803,139	—	—	43,630	—	2,914,734	2,914,734

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2019 amounted to $1,027,700, which is 0.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$185,542,232	$—	$—	$185,542,232
Short-Term Investments (e)	2,914,734	—	—	2,914,734
Total	$188,456,966	$—	$—	$188,456,966

(e)	See Investment Portfolio for additional detailed categorizations.